Income taxes (Table)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Summary of income tax provision
The components of the Company’s income tax provision were as follows for the years indicated:

	For the Years Ended December 31,
	2023	2022	2021
	As Restated	As Restated	As Restated
Current:	$463,265	$643,350	$740,925
Deferred	74,616	(14,816)	(31,896)
Total income tax provision	$537,881	$628,534	$709,029

Summary of Income/(loss) before provision for income taxes
Income/(loss) before provision for income taxes is attributable to the following geographic locations for the years indicated:

	For the Years Ended December 31,
	2023	2022	2021
	As Restated	As Restated	As Restated
Singapore	$2,679,481	$3,278,678	$4,038,905
PRC	(1,384,839)	190,990	966,691
Total income before income taxes	$1,294,642	$3,469,668	$5,005,596

Summary of Singapore statutory rates to the Company's effective tax rate
The following table reconciles Singapore statutory rates to the Company’s effective tax rate:

	For the Years Ended December 31,
	2023	2022	2021
	As Restated	As Restated	As Restated
Singapore income tax rate	17.0%	17.0%	17.0%
Difference from the effect of tax rates in a foreign jurisdiction (PRC)	(14.6)%	1.0%	-%
Impact of preferential tax rate difference in PRC	7.9%	1.2%	0.5%
Tax rebate in Singapore	(2.0)%	(0.7)%	-%
Additional R&D deduction	(10.1)%	(4.6)%	(3.1)%
Change in valuation allowance	36.4%	0.4%	-%
Permanent differences (1)	6.9%	3.8%	(0.2)%
Effective tax rate	41.5%	18.1%	14.2%

(1)	Permanent differences mainly consisted of expenses which are non-deductible and income exemption under local tax laws.

Summary of the aggregate deferred tax assets and liabilities
The following table sets forth the significant components of the aggregate deferred tax assets and liabilities of the Company as of:

	As of December 31, 2023	As of December 31, 2022
	As Restated	As Restated

Deferred Tax Assets/Liabilities
Net operating loss carryforwards	$390,662	$89,763
Allowance for credit losses	151,335	32,781
Inventory reserves	32,566	42,345
Less: valuation allowance	(574,563)	(89,763)
Deferred tax assets, net	$-	$75,126

Summary of the net operating loss carry forward in China
As of December 31, 2023, the net operating loss carry forward in China will expire, if unused, in the following amounts:

Amount
As Restated
Twelve months ending December 31, 2024	$114,502
Twelve months ending December 31, 2025	69,247
Twelve months ending December 31, 2026	107,267
Twelve months ending December 31, 2027	85,423
Twelve months ending December 31, 2028	1,838,620
Total	$2,215,059

Summary of taxes payable
Taxes payable consist of the following:

	As of December 31, 2023	As of December 31, 2022
	As Restated	As Restated

Income tax payable	$991,161	$1,188,322
VAT payable	182,647	263,397
Other tax payable	32,333	49,917
Totals	$1,206,141	$1,501,636